NON-CONVERTIBLE DEBT (Details 1) - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Loan payable		$ 250,000	$ 250,000	$ 250,000
B Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan payable	[1]	$ 250,000	$ 250,000	$ 250,000

[1]	The $250,000 non-convertible note was issued as part of a Debt Modification Agreement dated January 2, 2014. On January 1, 2019, the holder of the note extended the due date until December 31, 2021. The interest rate of the non-convertible note is 0%. The Company used the stated rate of 9% as imputed interest rate, which was $78,719 and $67,500 as of June 30, 2024 and year ended December 31, 2023, respectively. As of June 30, 2024, the balance of the debt was $250,000. On December 31, 2021, the Company entered into an agreement to further extend the debt until December 31, 2025, with no additional interest for the extension period.